CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital Stock Details
Warrant Opening Balance	5,428,318	1,003,333
Warrant Expired	3,333
Warrant Issued	(600,000)	4,424,985
Warrant Ending Balance	4,824,985	5,428,318
Weighted Average Exercise Price, Warrant Opening Balance	$ 0.12	$ 0.14
Weighted Average Exercise Price, Warrant Expired	1.5
Weighted Average Exercise Price, Warrant Issued	0.13	0.12
Weighted Average Exercise Price, Warrant Ending Balance	$ 0.12	$ 0.12